Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
Income taxes payable	$ 5,591	$ 5,889
VAT and other tax payable	239,179	174,553
Taxes payable	$ 244,770	$ 180,442